Acquisition of subsidiaries - Additional Information (Details) - USD ($)		4 Months Ended	12 Months Ended
	Sep. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2019
Remeasurement Gain			$ 0	$ 4,384,563	$ 0
Goodwill						$ 24,711,613
Revenue			2,466,504,041	2,207,966,313
Net income			68,344,527	$ 73,034,549	$ 63,627,551
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member]
Payments to Acquire Additional Interest in Subsidiaries	$ 146,600,000
Remeasurement Gain	4,384,563
Goodwill	$ 534,697
Business Acquisition, Goodwill, Expected Tax Deductible Amount			$ 0
Wuhu Penghua and Chengdu Renju and Chengdu Guohongteng [Member]
Revenue		$ 30,248,316
Net income		$ 6,710,751